Risks	12 Months Ended
Dec. 31, 2025
Risks [Abstract]
RISKS

NOTE 14 — RISKS

A.	Interest rate risk

Interest rate risk

The Company is exposed to interest rate risk through the changes in interest rates related mainly to the Company’s bank balances, which was considered minimal as the bank balances are only in current accounts and saving accounts.

The Company currently does not have any hedging policy in relation to interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arise.

Sensitivity analysis

The sensitivity analysis below has been determined assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

As the Group has no interest-bearing borrowings, a 1% increase or decrease in interest rates would have no material impact on the Group’s post-tax loss/income for the year ended December 31, 2025, and 2024.

B.	Credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (approximately US$102,991) if the bank with which an individual/a company hold its eligible fails. As of December 31, 2025, and 2024, cash and cash equivalents balance of US$5,426,805 and US$1,441,024 were at financial institutions in Hong Kong and approximately US$5,214,377 and US$1,338,033 were not covered by the Hong Kong Deposit Protection Board. The Company believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. In addition, the management monitors counterparty credit quality on a going basis.

The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable is short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Company periodically evaluates the creditworthiness of the existing clients in determining an allowance for credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

C.	Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency balances will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The reporting currency of the Company is U.S. Dollar. To date the majority of the revenues and costs are denominated in HK$ and a significant portion of the assets and liabilities are denominated in Hong Kong Dollars. There was no significant exposure to foreign exchange rate fluctuations. and the Company has not maintained any hedging policy against foreign currency risk. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise. As HK$ is currently pegged to US$, the Group’s exposure to foreign exchange fluctuations is minimal.

Moreover, the Company’s monetary assets and liabilities are mainly denominated in HK$, which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of US$ is considered insignificant.

D.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 30 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.